Fair value measurements and derivative instruments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Derivatives, Fair Value [Line Items]
Long-term Debt, Fair Value	$ 359.2	$ 342.1
Other Long-term Debt, Current	339.4	365.4
Unrealized Loss on Foreign Currency Derivatives, before Tax	0.1	0.2
Unrealized Gain (Loss) on Derivatives and Commodity Contracts	5.3	0.0
Unrealized Loss on derivatives and commodity contracts	0.6
Hedging Instruments, Non-derivative, Assets	14.8	13.3
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	1.4	1.5
Foreign currency derivatives
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	18.9	$ 22.6	$ 15.2
Commodity derivative contracts
Derivatives, Fair Value [Line Items]
Unrealized Gain (Loss) on Derivatives and Commodity Contracts	4.7
Derivative, Notional Amount	$ 143.9
Minimum | Commodity derivative contracts
Derivatives, Fair Value [Line Items]
Derivative maturities	3 years
Maximum | Commodity derivative contracts
Derivatives, Fair Value [Line Items]
Derivative maturities	5 years